Warrant Liabilities	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Warrant liabilities
14.	Warrant liabilities

Due to the characteristics of certain warrants, the fixed-for-fixed condition is not met. The characteristic that led to the classification of the warrants as financial liabilities rather than equity instruments was the presence of a cashless exercise clause. This clause causes the warrants to fail the “fixed-for-fixed” criterion as outlined in IAS 32. Specifically, the clause introduces variability in the number of shares that may be issued upon exercise, which prevents the warrants from being classified as equity instruments.

Therefore, the Company records these warrants as financial liabilities measured at fair value upon initial recognition. At each subsequent reporting date, the warrants are re-measured at fair value and the change in fair value is recognized through profit or loss. Upon warrant exercise, the fair value previously recognized in warrant liabilities is transferred from warrant liabilities to share capital.

The following table summarizes the changes in the warrant liabilities for the Company’s warrants for the periods ended December 31, 2023, 2022 and 2021:

	Number of
	warrants	Amount
Balance, December, 2020	-	$-
Warrants issued	9,098,514	33,989,639
Revaluation of warrant liabilities	-	(1,551,013)
Foreign currency translation	-	(495,261)
Balance, December, 2021	9,098,514	$31,943,365
Warrants issued	3,029,748	7,007,643
Warrants cancelled (note 15(b)(ii))	(3,029,748)	(5,887,840)
Pre-funded warrants issued (note 15(b)(ii))	300,000	927,463
Pre-funded warrants exercised (note 15(b)(ii))	(300,000)	(927,463)
Revaluation of warrant liabilities	-	(32,010,637)
Foreign currency translation	-	(230,834)
Balance, December, 2022	9,098,514	821,697
Revaluation of warrant liabilities	-	4,522,523
Foreign currency translation	-	112,529
Balance, December 31, 2023	9,098,514	$5,456,749

The fair value of the Company’s warrants has been determined using the Black-Scholes pricing model and the following weighted average assumptions:

	As at		As at		As at
	December 31,	Issued	December 31,	Issued	December 31,
	2023	in 2022	2022	in 2021	2021
Spot price (in CAD$)	$3.06	$3.78	$0.47	$6.04	$5.97
Risk-free interest rate	3.91%	1.62%	4.07%	0.66%	1.03%
Expected annual volatility	123%	145%	143%	139%	147%
Expected life (years)	1.00	3.50	2.01	3.43	2.72
Dividend	nil	nil	nil	nil	nil

The following table reflects the Company’s warrants outstanding and exercisable as at December 31, 2023 and December 31, 2022:

	Warrants outstanding and	Weighted average exercise price
Expiry date	exercisable	(CAD$)
March 16, 2024	1,872,659	9.42
June 18, 2024	2,083,334	5.97
April 9, 2025	2,112,773	7.11
September 9, 2025	3,029,748	6.25
	9,098,514	7.04

The following table reflects the Company’s warrants outstanding and exercisable as at December 31, 2021:

Expiry date	Warrants outstanding and exercisable	Weighted average exercise price (CAD$)
March 16, 2024	3,121,099	9.42
June 18, 2024	2,083,334	5.97
April 9, 2025	3,894,081	7.11
	9,098,514	7.64